SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT REPORTING
Schedule of the Company's revenues generated from each segment

	Year ended December 31, 2018
		Electricity
	Solar power project	generation	EPC
	development	revenue	services	Other	Total
Net revenue	$48,784,766	$29,257,928	$18,544,164	$319,477	$96,906,335
Gross profit	$7,052,170	$17,673,474	$3,329,402	$14,701	$28,069,747

	Year ended December 31, 2019
		Electricity
	Solar power project	generation	EPC
	development	revenue	services	Other	Total
Net revenue	$90,096,551	$28,712,942	$69,751	$237,780	$119,117,024
Gross profit/(loss)	$17,571,303	$16,763,190	$(178,414)	$69,969	$34,226,048

	Year ended December 31, 2020
		Electricity
	Solar power project	generation	EPC
	development	revenue	services	Other	Total
Net revenue	$49,160,215	$23,547,162	$—	$795,506	$73,502,883
Gross profit/(loss)	$4,374,238	$11,668,935	$—	$642,609	$16,685,782

Schedule of the Company's revenues generated by geographic location of customers

	Years ended December 31,
	2018	2019	2020
China	$45,395,811	$24,470,827	$16,557,196
United States	15,445,744	9,277,514	4,388,241
Canada	—	—	15,557,800
Romania	1,824,411	3,193,215	5,709,713
UK	31,169,458	3,853,687	655,102
Turkey	2,129,085	—	—
France	941,826	730,962	152,548
Poland	—	59,884,835	10,008,838
Hungary	—	17,705,984	20,473,445
Total	$96,906,335	$119,117,024	$73,502,883